UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-05970

Cash Account Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154-0004

(Address of principal executive offices) (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 4/30

Date of reporting period: 1/31/2018

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                    as of January 31, 2018 (Unaudited)

Deutsche Government & Agency Securities Portfolio

	Principal Amount ($)	Value ($)
Government & Agency Obligations 93.4%
U.S. Government Sponsored Agencies 58.0%
Federal Farm Credit Bank:
3-month LIBOR minus 0.180%, 1.0% **, 11/1/2019	25,000,000	25,000,000
3-month LIBOR minus 0.055%, 1.381% **, 8/20/2018	20,000,000	20,027,827
1-month LIBOR minus 0.180%, 1.388% **, 3/2/2018	24,000,000	24,000,000
1-month LIBOR minus 0.165%, 1.388% **, 10/9/2018	10,750,000	10,749,608
1-month LIBOR minus 0.150%, 1.404% **, 10/11/2018	20,000,000	19,999,585
1-month LIBOR minus 0.165%, 1.415% **, 11/2/2018	25,000,000	24,999,538
1-month LIBOR minus 0.145%, 1.416% **, 2/26/2019	30,000,000	29,998,712
1-month LIBOR minus 0.135%, 1.419% **, 4/11/2019	89,500,000	89,500,000
1-month LIBOR minus 0.145%, 1.422% **, 3/29/2019	22,000,000	22,000,000
1-month LIBOR minus 0.115%, 1.446% **, 7/23/2018	25,000,000	24,999,501
1-month LIBOR minus 0.095%, 1.466% **, 7/25/2019	12,000,000	11,999,775
1-month LIBOR minus 0.090%, 1.471% **, 10/22/2018	40,000,000	39,998,747
1-month LIBOR minus 0.070%, 1.483% **, 1/9/2019	25,000,000	25,000,000
1-month LIBOR minus 0.065%, 1.496% **, 7/20/2018	45,000,000	45,000,000
1-month LIBOR plus 0.040%, 1.594% **, 1/10/2019	22,250,000	22,264,781
1-month LIBOR plus 0.030%, 1.597% **, 8/27/2018	20,000,000	19,999,116
1-month LIBOR plus 0.120%, 1.681% **, 6/20/2018	10,000,000	10,000,000
3-month U.S. Treasury Bill Money Market Yield plus 0.280%, 1.71% **, 11/13/2018	38,500,000	38,500,000
1-month LIBOR plus 0.150%, 1.711% **, 2/23/2018	38,000,000	37,999,537
1-month LIBOR plus 0.170%, 1.725% **, 3/8/2018	50,000,000	49,999,752
Federal Home Loan Bank:
1-month LIBOR minus 0.170%, 1.0% **, 6/1/2018	40,000,000	40,000,000
3-month LIBOR minus 0.150%, 1.269% **, 2/16/2018	85,000,000	84,999,336
3-month LIBOR minus 0.160%, 1.302% **, 2/26/2018	25,000,000	25,000,712
1.305% *, 2/2/2018	90,000,000	89,996,782
1.311% *, 2/21/2018	50,000,000	49,964,083
1.313% *, 2/21/2018	50,000,000	49,964,028
1.313% *, 2/23/2018	25,000,000	24,980,215
1.318% *, 2/7/2018	37,500,000	37,491,875
1.318% *, 3/5/2018	35,000,000	34,959,556
3-month LIBOR minus 0.160%, 1.321% **, 5/30/2018	37,000,000	37,000,000
1.359% *, 3/15/2018	25,000,000	24,960,916
1-month LIBOR minus 0.190%, 1.366% **, 2/16/2018	96,250,000	96,249,501
1.375%, 3/9/2018	10,000,000	10,001,731
1-month LIBOR minus 0.180%, 1.388% **, 2/2/2018	25,000,000	25,000,000
3-month LIBOR minus 0.220%, 1.393% **, 3/19/2018	7,000,000	7,000,000
1-month LIBOR minus 0.160%, 1.395% **, 2/8/2018	90,000,000	89,999,924
1-month LIBOR minus 0.170%, 1.398% **, 2/1/2018	113,000,000	113,000,000
1-month LIBOR minus 0.160%, 1.398% **, 7/19/2018	50,000,000	50,000,000
1-month LIBOR minus 0.160%, 1.399% **, 5/15/2018	57,000,000	57,000,000
1-month LIBOR minus 0.155%, 1.402% **, 7/5/2018	32,500,000	32,500,000
1-month LIBOR minus 0.160%, 1.407% **, 8/3/2018	15,000,000	15,000,000
1-month LIBOR minus 0.150%, 1.409% **, 7/16/2018	42,000,000	42,000,000
1-month LIBOR minus 0.145%, 1.414% **, 8/15/2018	40,000,000	40,000,000
1-month LIBOR minus 0.145%, 1.414% **, 8/15/2018	20,000,000	20,000,000
1-month LIBOR minus 0.145%, 1.416% **, 4/25/2018	50,000,000	49,998,976
1-month LIBOR minus 0.145%, 1.416% **, 4/26/2018	30,000,000	29,999,708
1-month LIBOR minus 0.140%, 1.416% **, 5/18/2018	22,500,000	22,500,000
1-month LIBOR minus 0.140%, 1.419% **, 5/15/2018	100,000,000	100,000,000
1-month LIBOR minus 0.135%, 1.424% **, 5/17/2018	85,000,000	85,000,000
1-month LIBOR minus 0.130%, 1.424% **, 6/11/2018	48,000,000	48,000,000
1-month LIBOR minus 0.125%, 1.436% **, 8/20/2018	28,000,000	28,000,000
1-month LIBOR minus 0.110%, 1.444% **, 10/11/2018	125,000,000	125,033,324
1.46% *, 5/1/2018	10,000,000	9,964,400
1-month LIBOR minus 0.090%, 1.465% **, 11/8/2018	30,000,000	30,000,000
1-month LIBOR minus 0.080%, 1.482% **, 2/4/2019	24,200,000	24,200,000
1.489% *, 6/8/2018	43,000,000	42,777,161
1-month LIBOR minus 0.045%, 1.515% **, 1/24/2019	10,000,000	10,008,571
3-month LIBOR minus 0.250%, 1.517% **, 7/30/2018	25,000,000	25,000,000
3-month LIBOR minus 0.250%, 1.517% **, 8/3/2018	25,000,000	25,000,000
1-month LIBOR minus 0.025%, 1.53% **, 3/8/2018	34,000,000	34,000,000
Federal Home Loan Mortgage Corp.:
1.095% *, 2/6/2018	34,800,000	34,794,780
1.125% *, 2/20/2018	45,000,000	44,973,637
3-month LIBOR minus 0.280%, 1.13% **, 8/10/2018	20,000,000	20,000,000
1.186% *, 3/14/2018	25,000,000	24,966,688
1.207% *, 3/20/2018	15,000,000	14,976,696
3-month LIBOR minus 0.200%, 1.246% **, 2/22/2018	50,000,000	50,000,000
1.247% *, 3/23/2018	20,000,000	19,965,833
1.318% *, 4/10/2018	65,000,000	64,840,389
1-month LIBOR minus 0.170%, 1.389% **, 6/14/2018	25,000,000	25,000,000
1-month LIBOR minus 0.160%, 1.398% **, 7/19/2018	40,000,000	40,000,000
1.455% *, 4/16/2018	30,000,000	29,911,508
3-month LIBOR minus 0.250%, 1.458% **, 10/10/2018	28,500,000	28,500,000
1-month LIBOR minus 0.080%, 1.479% **, 2/14/2019	40,000,000	40,000,000
3-month LIBOR minus 0.250%, 1.491% **, 7/24/2018	15,000,000	15,000,000
3-month LIBOR plus 0.020%, 1.543% **, 3/8/2018	25,000,000	25,000,000
Federal National Mortgage Association, 1.308% *, 3/22/2018	40,000,000	39,929,767
		2,896,446,576
U.S. Treasury Obligations 35.4%
U.S. Treasury Bills:
1.117% *, 2/22/2018	40,000,000	39,974,287
1.151% *, 3/8/2018	100,000,000	99,889,653
1.156% *, 3/15/2018	20,000,000	19,973,400
1.252% *, 3/8/2018	4,000,000	3,995,197
1.253% *, 3/22/2018	2,500,000	2,495,794
1.254% *, 3/22/2018	25,000,000	24,957,908
1.291% *, 3/22/2018	22,000,000	21,961,881
1.293% *, 3/15/2018	85,000,000	84,873,562
1.293% *, 3/22/2018	32,500,000	32,443,577
1.294% *, 3/22/2018	76,500,000	76,367,137
1.298% *, 3/15/2018	40,000,000	39,940,243
1.305% *, 3/8/2018	245,000,000	244,693,443
1.308% *, 3/8/2018	50,000,000	49,937,292
1.329% *, 3/15/2018	35,000,000	34,946,467
1.338% *, 3/15/2018	112,000,000	111,827,520
1.361% *, 3/22/2018	9,000,000	8,983,561
1.374% *, 3/22/2018	150,000,000	149,723,354
1.446% *, 4/5/2018	31,000,000	30,922,640
1.447% *, 4/5/2018	29,000,000	28,927,554
1.45% *, 5/31/2018	40,000,000	39,810,856
1.451% *, 3/29/2018	68,000,000	67,848,632
1.465% *, 3/29/2018	35,000,000	34,921,328
1.475% *, 3/29/2018	43,000,000	42,902,677
1.476% *, 3/29/2018	43,000,000	42,902,643
1.477% *, 6/14/2018	40,000,000	39,784,688
1.48% *, 3/29/2018	27,500,000	27,437,544
1.501% *, 6/21/2018	85,000,000	84,510,778
U.S. Treasury Floating Rate Notes:
3-month U.S. Treasury Bill Money Market Yield plus 0.170%, 1.605% **, 10/31/2018	93,250,000	93,398,511
3-month U.S. Treasury Bill Money Market Yield plus 0.174%, 1.609% **, 7/31/2018	20,000,000	20,018,282
3-month U.S. Treasury Bill Money Market Yield plus 0.190%, 1.625% **, 4/30/2018	169,275,000	169,380,776
		1,769,751,185
Total Government & Agency Obligations (Cost $4,666,197,761)		4,666,197,761
Repurchase Agreements 8.4%
BNP Paribas, 1.33%, dated 1/31/2018, to be repurchased at $274,110,126 on 2/1/2018 (a)	274,100,000	274,100,000
Wells Fargo Bank, 1.36%, dated 1/31/2018, to be repurchased at $144,705,466 on 2/1/2018 (b)	144,700,000	144,700,000
Total Repurchase Agreements (Cost $418,800,000)		418,800,000
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $5,084,997,761)	101.8	5,084,997,761
Other Assets and Liabilities, Net	(1.8)	(90,952,502)
Net Assets	100.0	4,994,045,259

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
*	Annualized yield at time of purchase; not a coupon rate.
**	Floating rate security. These securities are shown at their current rate as of January 31, 2018.
(a)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
165,386,200	U.S. Treasury Bills	Zero Coupon	6/14/2018-1/3/2019	163,548,478
116,738,400	U.S. Treasury Notes	1.25-1.75	4/30/2019-11/30/2019	116,033,557
Total Collateral Value				279,582,035

(b)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
129,417,633	Federal Home Loan Mortgage Corp.	3.0-3.5	12/1/2032-11/1/2047	131,238,450
16,147,978	Federal National Mortgage Association	3.0-3.5	12/1/2032-12/1/2047	16,355,550
Total Collateral Value				147,594,000

LIBOR: London Interbank Offered Rate

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities

The following is a summary of the inputs used as of January 31, 2018 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities (c)	$—	$4,666,197,761	$—	$4,666,197,761
Repurchase Agreements	—	418,800,000	—	418,800,000
Total	$—	$5,084,997,761	$—	$5,084,997,761

There have been no transfers between fair value measurement levels during the period ended January 31, 2018.
(c)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Government & Agency Securities Portfolio, a series of Cash Account Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	March 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	March 23, 2018

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	March 23, 2018